PROPERTY AND EQUIPMENT, INTANGIBLE ASSETS - Schedule of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible Assets, Beginning balance	$ 0
Goodwill, Beginning balance	0
Total, Beginning balance	0
Intangible Assets, Ending balance	451	$ 0
Goodwill, Ending balance	602	0
Total, Ending balance	1,053	0
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Total, Beginning balance	0	0
Additions	1,166	0
Total, Ending balance	1,166	0
Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Total, Beginning balance	0	0
Depreciation	(113)	0
Total, Ending balance	(113)	0
Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible Assets, Beginning balance	0
Intangible Assets, Ending balance	451	0
Intangible Assets [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible Assets, Beginning balance	0	0
Additions	564	0
Intangible Assets, Ending balance	564	0
Intangible Assets [Member] | Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible Assets, Beginning balance	0	0
Depreciation	(113)	0
Intangible Assets, Ending balance	(113)	0
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, Beginning balance	0
Goodwill, Ending balance	602	0
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, Beginning balance	0	0
Additions	602	0
Goodwill, Ending balance	602	0
Goodwill [Member] | Accumulated Depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, Beginning balance	0	0
Depreciation	0	0
Goodwill, Ending balance	$ 0	$ 0